Concentrations (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventories [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%		64.00%	69.00%
Inventories [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		81.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	89.00%		79.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				88.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	70.00%		62.00%	58.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		70.00%